Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 253,623	$ 47,916	$ 1,879
Other current assets	29,798	85,095	59,027
Total current assets	283,421	133,011	60,906
Property and equipment, net	767,923	779,233	154,497
Intangibles, net	3,154,815	3,234,355	47,500
Deferred loan fees, net	101,036	26,200
Total assets	4,307,195	4,172,799	262,903
Current liabilities:
Accounts payable	1,212,576	1,186,562	210,760
Accounts payable - related party	27,073	27,073
Bank overdraft			37,616
Accrued liabilities	504,178	489,055	189,450
Derivative Liability	9,640,069
Related party advances	111,603	111,603	100,000
Current portion of notes payable, net of debt discount	1,264,420	737,561	150,000
Total current liabilities	12,759,919	2,551,854	687,826
Long-term portion of notes payable, net of current portion and debt discount	1,026,341	940,900	581,786
Total liabilities	13,786,260	3,492,754	1,269,612
Contingencies and commitments
Stockholders' equity (deficit):
Common stock value	91,578	87,797	75,000
Additional paid in capital	9,751,630	9,702,505	2,060,417
Stock subscription			(434,507)
Accumulated deficit	(19,322,273)	(9,110,257)	(2,707,619)
Total stockholders' equity (deficit)	(9,479,065)	680,045	(1,006,709)
Total liabilities and stockholders' equity (deficit)	$ 4,307,195	$ 4,172,799	$ 262,903